UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04930
Exact name of registrant as specified in charter:	Prudential Investment Portfolios 4
Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102
Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102
Registrant’s telephone number, including area code:	800-225-1852
Date of fiscal year end:	4/30/2017
Date of reporting period:	1/31/2017

Item 1. Schedule of Investments

Prudential Muni High Income Fund

Schedule of Investments

as of January 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.5%
Alabama — 1.1%
Jefferson Cnty. Sewer Rev., Sr. Lien, Warrants, Ser. A, AGM, Rfdg.	5.000%	10/01/44	500	$553,775
Jefferson Cnty. Sewer Rev., Sr. Lien, Warrants, Ser. A, AGM, Rfdg.	5.250%	10/01/48	500	561,480
Lower Alabama Gas Dist. Rev., Ser. A	5.000%	09/01/46	4,500	5,131,350
Selma Indl. Dev. Brd. Rev., Gulf Opp. Zone, Intl. Paper Co., Ser. A	5.800%	05/01/34	1,000	1,112,280
Selma Indl. Dev. Brd. Rev., Gulf Opp. Zone, Intl. Paper Co., Ser. A	6.250%	11/01/33	1,750	1,939,980

				9,298,865

Arizona — 3.7%
Arizona Indl. Dev. Auth. Rev., Basis Schs. Proj., Ser. A, Rfgd., 144A	5.375%	07/01/50	1,000	1,006,930
Maricopa Cnty. Indl. Dev. Auth. Rev., Horizon Cmnty. Learning Ctr., Rfdg.	5.000%	07/01/35	2,000	2,051,280
Maricopa Cnty. Indl. Dev. Auth. Rev., Paradise Schs. Projs. Parago, Rfdg., 144A	5.000%	07/01/47	1,000	973,660
Maricopa Cnty. Indl. Dev. Auth. Rev., Reid Traditional Schs. Projs.	5.000%	07/01/47	1,000	1,034,120
Maricopa Cnty. Poll. Ctrl. Corp. Rev., El Paso Elec. Co. Proj., Ser. B	7.250%	04/01/40	1,500	1,666,635
Phoenix City Indl. Dev. Auth. Rev., Basis Schs. Projs., Ser. A, Rfdg., 144A	5.000%	07/01/46	1,000	977,360
Phoenix City Indl. Dev. Auth. Rev., Basis Schs., Rfdg., 144A	5.000%	07/01/45	1,000	979,160
Phoenix City Indl. Dev. Auth. Rev., Great Hearts Academies Proj.	5.000%	07/01/44	2,250	2,333,115
Pima Cnty. Indl. Dev. Auth. Rev., Tucson Elec. Pwr. Co. Proj., Rfdg.	4.000%	09/01/29	3,000	3,104,790
Salt Verde Fin. Corp. Gas Rev., Sr. Bonds	5.000%	12/01/32	4,710	5,281,888
Salt Verde Fin. Corp. Gas Rev., Sr. Bonds	5.000%	12/01/37	9,065	10,241,093
Tempe AZ Indl. Dev. Auth. Rev., Friendship Vlg., Ser. A, Rfdg.	6.250%	12/01/42	1,000	1,055,630

				30,705,661

California — 11.3%
ABAG Fin. Auth. for Nonprofit Corp. Rev., Episcopal Senior Cmnty., Rfdg.	6.125%	07/01/41	775	847,927
California Cnty. Tob. Secur. Agcy. Rev., Conv., CABS (Converted to Fixed on 12/01/10)	5.250%	06/01/21	2,855	2,884,778
California Cnty. Tob. Secur. Agcy. Rev., Conv., CABS (Converted to Fixed on 12/01/10)	5.450%	06/01/28	4,500	4,559,715
California Cnty. Tob. Secur. Agcy. Rev., Conv., CABS, Ser. B (Converted to Fixed on 12/01/08)	5.100%	06/01/28	1,750	1,734,145
California Hlth. Facs. Fin. Auth. Rev., St. Joseph Hlth. Sys., Ser. A	5.750%	07/01/39	1,770	1,923,176
California Hlth. Facs. Fin. Auth. Rev., Stanford Hosp., Ser. A-3, Rfdg.	5.500%	11/15/40	750	861,150
California Mun. Fin. Auth. Rev., American Heritage Ed., Ser. A, Rfdg.	5.000%	06/01/46	750	784,680
California Poll. Ctrl. Fin. Auth. Rev., Wtr. Facs., Amer. Wtr. Cap. Corp. Proj., 144A	5.250%	08/01/40	500	544,435
California St., GO, Var. Purp.	5.500%	11/01/39	1,000	1,099,370
California St., GO, Var. Purp.	6.000%	04/01/38	3,500	3,839,605
California St., GO, Var. Purp.	6.000%	11/01/39	1,500	1,675,530

California St. Pub. Wks. Brd. Lease Rev., Judicial Council Proj., Ser. D	5.000%		12/01/31	1,000	1,124,760
California St. Pub. Wks. Brd. Lease Rev., Various Cap. Proj., Ser. G-1	5.750%		10/01/30	750	827,032
California St. Pub. Wks. Brd. Lease Rev., Various Cap. Proj., Ser. I-1 (Prerefunded 11/01/19)(a)	6.375%		11/01/34	750	855,180
California St. Sch. Fin. Auth. Chrt. Sch. Rev., Alliance Clg.-Ready Pub. Schs., Ser. A, 144A	5.000%		07/01/45	750	745,462
California St. Sch. Fin. Auth. Chrt. Sch. Rev., Alliance Clg.-Ready Pub. Schs., Ser. A, 144A	5.000%		07/01/51	1,000	969,620
California St. Sch. Fin. Auth. Chrt. Sch. Rev., Kipp LA Proj., Ser. A, 144A	5.000%		07/01/45	650	669,325
California Statewide Cmntys. Dev. Auth. Rev., 899 Charleston Proj., Ser. A, Rfdg.	5.250%		11/01/44	750	756,825
California Statewide Cmntys. Dev. Auth. Rev., Cottage Hlth. Oblig. Grp., Rfdg.	5.000%		11/01/40	2,000	2,127,620
California Statewide Cmntys. Dev. Auth. Rev., Loma Linda Univ. Med. Ctr., Ser. A	5.250%		12/01/44	1,000	1,038,220
California Statewide Cmntys. Dev. Auth. Rev., Loma Linda Univ. Med. Ctr., Ser. A, 144A	5.000%		12/01/46	5,000	5,111,950
California Statewide Cmntys. Dev. Auth. Rev., Loma Linda Univ. Med. Ctr., Ser. A, 144A	5.250%		12/01/56	3,500	3,601,220
California Statewide Cmntys. Dev. Auth. Rev., Sch. Facs., Aspire Pub. Sch. (Prerefunded 01/01/19)(a)	6.000%		07/01/30	995	1,084,620
California Statewide Cmntys. Dev. Auth. Rev., Sr. Living Southn. Calif. Presbyterian Homes, 144A	7.250%		11/15/41	500	552,600
Fontana Spl. Tax Cmnty. Facs., Dist. 22, Sierra Hills, Rfdg.	5.000%		09/01/34	500	529,395
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Asset Bkd., 1st Sub., Ser. B, CABS	8.130	%(b)	06/01/47	10,000	892,400
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Asset Bkd., Sr., Ser. A-1	4.500%		06/01/27	7,500	7,545,000
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Asset Bkd., Sr., Ser. A-1	5.750%		06/01/47	13,265	13,032,067
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Asset Bkd., Sr., Ser. A-2, CABS (Converted to Fixed on 12/01/12)	5.300%		06/01/37	5,000	4,893,700
Inland Valley CA Dev. Agcy. Tax Alloc., Ser. A, Rfdg.	5.000%		09/01/44	1,000	1,088,120
Lincoln CA Pub. Fing., Auth. Spl. Assmt., Twelve Bridges Sub., Ser. B	6.000%		09/02/27	1,000	1,111,290
Long Beach CA Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.000%		11/15/35	3,510	4,010,526
Long Beach CA Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.500%		11/15/37	685	833,453
M-S-R Energy Auth. Calif. Rev., Ser. A	6.500%		11/01/39	2,060	2,742,396
M-S-R Energy Auth. Calif. Rev., Ser. A	7.000%		11/01/34	1,650	2,272,099
Palomar Pomerado Healthcare Dist. Calif., COP	6.000%		11/01/41	1,800	1,956,618
Port of Oakland Rev., Ser. O, AMT, Rfdg.	5.125%		05/01/31	1,000	1,091,880
Riverside Cnty. CA Pub. Fing. Auth. Rev., Capital Facs. Proj.	5.250%		11/01/45	1,000	1,140,570
Riverside Cnty. CA Redev. Agcy. Tax. Alloc. Intst. 215 Corridor, Ser. E	6.500%		10/01/40	2,000	2,305,660
San Buenaventura CA Rev., Cmnty. Mem. Hlth. Sys.	7.500%		12/01/41	1,000	1,164,290
San Buenaventura CA Rev., Cmnty. Mem. Hlth. Sys.	8.000%		12/01/26	500	618,695
San Francisco City & Cnty. Arpt. Comm. Rev., Ser. C, AMT, Rfdg.	5.000%		05/01/25	1,000	1,102,030
Santa Margarita CA Wtr. Dist. Spl. Tax Cmty. Facs., Ser. 2013-1, Village of Sendero	5.625%		09/01/36	675	738,592
South Bayside CA Wste. Mgmt. Auth., Sol. Wste. Enterprise Rev., Shoreway Environmental, Ser. A	6.000%		09/01/36	500	553,030

Tob. Secur. Auth. Northern Calif. Rev., Asset Bkd. Bonds, Ser. A-1	4.750%	06/01/23	3,945	3,958,334

				93,799,090

Colorado — 3.0%
Colorado Edl. & Cultural Facs. Auth. Rev., Impt., Chrt. Sch. Univ. LA, Rfdg., 144A	5.000%	12/15/45	1,000	968,760
Colorado Edl. & Cultural Facs. Auth. Rev., Lighthouse Building Corp., Rfdg.	5.000%	11/01/44	885	859,078
Colorado Edl. & Cultural Facs. Auth. Rev., Rfdg. & Impt., Chrt. Sch. Skyview Academy Proj., 144A	5.375%	07/01/44	1,350	1,378,053
Colorado Edl. & Cultural Facs. Auth. Rev., Windsor Chrt. Sch., Rfdg., 144A	5.000%	09/01/46	1,390	1,255,879
Colorado Hlth. Facs. Auth. Rev., Christian Living Cmntys. Proj., Rfdg.	5.000%	01/01/37	1,250	1,251,550
Colorado Hlth. Facs. Auth. Rev., Christian Living Cmntys. Proj., Rfdg.	5.250%	01/01/37	550	565,015
Colorado Hlth. Facs. Auth. Rev., Covenant Retirement Cmntys., Rfdg.	5.000%	12/01/35	1,250	1,325,950
Colorado Hlth. Facs. Auth. Rev., Parkview Med. Ctr., Ser. B, Rfdg.	4.000%	09/01/34	1,500	1,510,815
Colorado Hlth. Facs. Auth. Rev., Vail Valley Med. Ctr. Proj.	4.000%	01/15/45	2,500	2,483,300
Colorado Hlth. Facs. Auth. Rev., Valley View Assn. Proj.	5.125%	05/15/37	1,240	1,249,350
Colorado Hlth. Facs. Auth. Rev., Valley View Assn. Proj.	5.250%	05/15/42	2,500	2,519,600
Denver Convention Ctr. Htl. Auth. Rev., Sr. Bonds, Rfdg.	5.000%	12/01/40	500	539,870
E-470 Pub. Hwy. Auth. Rev., Ser. C, Rfdg.	5.375%	09/01/26	1,000	1,085,350
Park Creek Met. Dist. Ltd. Ppty. Tax Alloc., Senior Lmt. Prop. TA., Rfdg.	5.000%	12/01/45	1,500	1,596,825
Plaza Co. Met. Dist. 1 Tax Alloc., Rfdg., 144A	5.000%	12/01/40	1,000	1,013,150
Pub. Auth. Energy Nat. Gas Pur. Rev.	6.500%	11/15/38	4,000	5,297,720

				24,900,265

Connecticut — 0.4%
Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Western Conn. Hlth., Ser. M	5.375%	07/01/41	1,250	1,348,825
Harbor Point Infrastructure Impt. Dist. Tax Alloc., Harbor Point Proj., Ser. A	7.875%	04/01/39	2,000	2,240,220

				3,589,045

Delaware — 0.4%
Delaware St. Econ. Dev. Auth. Rev., Aspira Chrt. Sch., Ser. A	5.000%	06/01/46	1,000	974,850
Delaware St. Econ. Dev. Auth. Rev., Newark Chrt. Sch., Inc., Ser. A, Rfdg.	5.000%	09/01/46	500	507,975
Delaware St. Hlth. Facs. Auth. Rev., Nanticoke Mem. Hosp., Rfdg.	5.000%	07/01/32	1,375	1,427,649

				2,910,474

District of Columbia — 1.2%
Dist. of Columbia, Rev., Friendship Pub. Chrt. Sch.	5.000%	06/01/42	3,500	3,533,250
Dist. of Columbia, Rev., Gallaudet Univ.	5.500%	04/01/34	400	444,136
Dist. of Columbia, Rev., Kipp Chrt. Sch., Rfdg.	6.000%	07/01/43	850	973,258
Dist. of Columbia, Rev., Kipp Chrt. Sch., Rfdg.	6.000%	07/01/48	725	827,892
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Dulles Toll Rd., Ser. A, Rfdg.	5.000%	10/01/53	2,500	2,604,775
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Ser. A, AMT	5.250%	10/01/27	1,500	1,579,290

				9,962,601

Florida — 7.7%
Boggy Creek Impt. Dist. Spl. Assmt., Ser. 2013, Rfdg.	5.125%	05/01/43	2,825	2,782,681
Broward Cnty. FL Arpt. Rev., Ser. A, AMT	5.250%	10/01/43	1,500	1,639,875
Capital Tr. Agcy. Rev., Air Cargo, Aero Miami FX LLC, Sr. Lien, Ser. A, Rfdg.	5.350%	07/01/29	2,125	2,239,856
Citizens Ppty. Ins. Corp. Rev., Sr. Sec’d., Coastal, Ser. A-1	5.000%	06/01/19	1,250	1,352,075
Citizens Ppty. Ins. Corp. Rev., Sr. Sec’d., Ser. A-1	5.000%	06/01/22	1,000	1,149,530
Cityplace CDD Spl. Assmt., Rfdg.	5.000%	05/01/26	1,000	1,101,000
Collier Cnty. Indl. Dev. Auth. Rev., Arlington of Naples Proj., Ser. A, Rfdg. , 144A	8.125%	05/15/44	2,000	2,271,800
Davie Edl. Facs. Rev., Nova Southeastern Univ. Proj., Ser. A	5.625%	04/01/43	500	554,355
Davie Edl. Facs. Rev., Nova Southeastern Univ. Proj., Ser. A	6.000%	04/01/42	1,000	1,133,380
Florida Dev. Fin. Corp. Edl. Facs. Rev., Bay Area Chrt. Fndtn., Ser. A	7.750%	06/15/42	2,000	2,183,300
Florida Dev. Fin. Corp. Edl. Facs. Rev., Renaissance Chrt. Sch., Ser. A	6.000%	09/15/40	1,750	1,788,605
Greater Orlando Aviation Auth. Orlando Arpt. Facs. Rev., Spl. Purp. — JetBlue Airways Corp. Proj., AMT, Rfdg.	5.000%	11/15/26	500	520,055
Greater Orlando Aviation Auth. Orlando Arpt. Facs. Rev., Spl. Purp. — JetBlue Airways Corp. Proj., AMT, Rfdg.	5.000%	11/15/36	4,700	4,810,356
Hillsborough Cnty. Indl. Dev. Auth. Rev., Hlth. Facs., Univ. Cmnty. Hosp., Ser. B, Rmkt. (Prerefunded 08/15/19)(a)	8.000%	08/15/32	1,000	1,175,990
Hillsborough Cnty. Indl. Dev. Auth. Rev., Tampa Electric, Series A, Rmkt., Rfdg.	5.650%	05/15/18	1,000	1,052,960
Indigo Cmnty. Dev. Dist. Cap. Impvt. Spl. Assmt.(c)(d)(e)	5.750%	05/01/36	935	448,800
Jacksonville Econ. Dev. Rev., Gerdau Ameristeel U.S., Inc., AMT	5.300%	05/01/37	3,000	2,713,110
Lakewood Ranch Stewardship Dist., Spl. Assmt.	4.875%	05/01/45	1,000	964,410
Lakewood Ranch Stewardship Dist., Spl. Assmt., Vlg. Lakewood Ranch S. Proj.	4.250%	05/01/26	250	244,373
Lakewood Ranch Stewardship Dist., Spl. Assmt., Vlg. Lakewood Ranch S. Proj.	5.125%	05/01/46	1,500	1,459,545
Martin Cnty. Indl. Dev. Auth. Rev., Indiantown Cogeneration Proj., AMT, Rfdg., 144A	3.950%	12/15/21	1,750	1,789,567
Martin Cnty. Indl. Dev. Auth. Rev., Indiantown Cogeneration Proj., AMT, Rfdg., 144A	4.200%	12/15/25	1,000	1,021,830
Midtown Miami Cmnty. Dev. Dist. Spl. Assmt., Spl. Assmt., Pkg. Garage Proj., Ser. A, Rfdg.	5.000%	05/01/37	1,980	2,025,481
North Sumter Cnty. Util. Dependent Dist., Solid Wste. Rev.	5.000%	10/01/42	2,000	2,085,980
North Sumter Cnty. Util. Dependent Dist., Util. Rev.	5.750%	10/01/43	1,500	1,647,750
Palm Beach Hlth. Facs. Auth. Rev., BRRH Corp. Oblig. Grp., Rfdg.	5.000%	12/01/31	500	541,705
Palm Beach Hlth. Facs. Auth. Rev., Sinai Residences Boca Raton Proj., Ser. A, Rfdg.	7.500%	06/01/49	1,000	1,166,660
Sarasota Cnty. Fla. Pub. Hosp. Dist. Hosp. Rev., Sarasota Mem. Hosp. Proj., Ser. A	5.625%	07/01/39	1,000	1,069,660
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp., Rfdg.	5.250%	10/01/34	1,250	1,340,563
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp., Ser. A	6.250%	04/01/39	1,910	2,058,388
St. Johns Cnty. Indl. Dev. Auth. Rev., Presbyterian Retirement, Ser. A, Rfdg. (Prerefunded 08/01/20)(a)	6.000%	08/01/45	1,000	1,154,660
St. Petersburg Hlth. Facs. Auth. Rev., All Children’s Hosp., Ser. A (Prerefunded 11/15/19)(a)	6.500%	11/15/39	1,500	1,708,815
Tallahassee Hlth. Facs. Mem. Rev., Ser. A	5.000%	12/01/55	1,000	1,047,180
Village Cmnty. Dev. Dist. No. 7. Fla. Spl. Assmt., Rfdg.	4.000%	05/01/36	1,975	1,871,312
Village Cmnty. Dev. Dist. No. 8. Fla. Spl. Assmt., Phase II, Rfdg.	6.125%	05/01/39	2,185	2,428,649
Village Cmnty. Dev. Dist. No. 9. Fla. Spl. Assmt.	7.000%	05/01/41	800	927,608

Village Cmnty. Dev. Dist. No. 9. Fla. Spl. Assmt., Rfdg.	5.500%	05/01/42	2,170	2,385,655
Village Cmnty. Dev. Dist. No.10. Fla. Spl. Assmt.	5.125%	05/01/43	1,155	1,227,719
Village Cmnty. Dev. Dist. No.10. Fla. Spl. Assmt.	6.000%	05/01/44	1,000	1,129,370
Village Cmnty. Dev. Dist. No.11. Fla. Spl. Assmt.	4.500%	05/01/45	1,475	1,449,423
Village Cmnty. Dev. Dist. No.12. Fla. Spl. Assmt.	3.875%	05/01/47	3,000	2,558,970

				64,223,001

Georgia — 0.9%
Atlanta Arpt. Rev., Gen., Ser. B, AMT, Rfdg.	5.000%	01/01/30	500	539,945
Burke Cnty. Dev. Auth. Poll. Ctrl. Rev., Oglethorpe Pwr. — Vogtle Proj., Ser. B, Rfdg.	5.500%	01/01/33	1,000	1,032,360
Clayton Cnty. Dev. Auth. Spl. Facs. Rev., Delta Air Lines, Ser. A, Rfdg.	8.750%	06/01/29	2,000	2,371,300
Henry Cnty. Wtr. & Swr. Auth. Rev., AMBAC	6.150%	02/01/20	1,000	1,102,950
Marietta Dev. Auth. Rev., Life Univ., Rfdg.	7.000%	06/15/39	1,000	1,027,200
Priv. Colleges & Univs. Auth. Rev., Savannah Clg. Art & Design Proj.	5.000%	04/01/44	1,500	1,572,570

				7,646,325

Guam — 0.2%
Guam Govt., Ser. A, GO (Prerefunded 11/15/19)(a)	7.000%	11/15/39	1,000	1,152,540
Guam Govt. Wtrwrks. Auth. Rev., Ser. A, Rfdg.	5.000%	07/01/35	500	534,780

				1,687,320

Hawaii — 0.8%
Hawaii Pac. Hlth. Rev., Spl. Purp., Ser. A, Rfdg.	5.500%	07/01/40	1,000	1,072,850
Hawaii Pac. Hlth. Rev., Spl. Purp., Ser. B	5.750%	07/01/40	500	541,445
Hawaii St. Dept. Budget & Fin., Spl. Purp. Rev., 15 Craigside Proj., Ser. A (Prerefunded 11/15/19)(a)	9.000%	11/15/44	1,000	1,205,520
Hawaii St. Dept. Budget & Fin., Spl. Purp. Rev., Hawaii Pacific Hlth. Oblig., Ser. A	5.500%	07/01/43	2,500	2,789,625
Hawaii St. Dept. Budget & Fin., Spl. Purp. Rev., Hawaiian Elec. Co.	6.500%	07/01/39	1,000	1,086,830

				6,696,270

Idaho — 0.3%
Idaho Hlth. Facs. Auth. Rev., Madison Mem. Hosp., Rfdg.	5.000%	09/01/37	1,000	1,059,710
Idaho Hlth. Facs. Auth. Rev., St. Luke’s Hlth. Sys. Proj., Ser. A	6.750%	11/01/37	1,000	1,077,290

				2,137,000

Illinois — 9.7%
Chicago Brd. of Edu., GO, Ser. A., Rfdg.	7.000%	12/01/44	2,000	1,900,060
Chicago Brd. of Edu., Spl. Tax	6.000%	04/01/46	1,500	1,497,795
Chicago O’Hare Int’l. Arpt. Rev., Gen.-Third Lien, Ser. C (Prerefunded 01/01/21)(a)	6.500%	01/01/41	1,000	1,189,490
Chicago O’Hare Int’l. Arpt. Rev., Gen.-Third Lien, Ser. C, AMT, Rfdg.	5.375%	01/01/39	1,500	1,641,540
Chicago O’Hare Int’l. Arpt. Rev., Ser. C, AMT, Rfdg.	4.375%	01/01/40	2,000	2,007,920
Chicago O’Hare Int’l. Arpt. Rev., Sr. Lien, Ser. G, AMT	5.000%	01/01/52	1,000	1,053,540
Chicago, IL, GO, Ser. 2003 B, Rmkt., Rfdg.	5.000%	01/01/23	750	749,970
Chicago, IL, GO, Ser. 2005 D, Rmkt., Rfdg.	5.500%	01/01/37	5,790	5,605,994
Chicago, IL, GO, Ser. 2007 E, Rmkt., Rfdg.	5.500%	01/01/35	3,000	2,923,170
Chicago, IL, GO, Ser. A	5.500%	01/01/39	1,500	1,448,100
Chicago, IL, GO, Ser. A, Rfdg.	5.000%	01/01/34	3,600	3,376,872
Chicago, IL, GO, Ser. A, Rfdg.	6.000%	01/01/38	2,500	2,501,700
Chicago, IL, GO, Ser. C, Rfdg.	5.000%	01/01/26	1,000	979,550
Chicago, IL, GO, Ser. C, Rfdg.	5.000%	01/01/38	2,500	2,319,300

Chicago, IL Wstwtr. Transmn. Rev., Second Lien, Ser. C, Rmkt., Rfdg.	5.000%	01/01/39	3,355	3,557,273
Illinois Fin. Auth. Rev., Cent. DuPage Hlth., Ser. B, Rfdg.	5.500%	11/01/39	1,500	1,652,460
Illinois Fin. Auth. Rev., Field Museum of Natural History, Rmkt.	4.450%	11/01/36	1,000	1,024,870
Illinois Fin. Auth. Rev., Illinois Inst. of Tech., Ser. A, Rfdg.	5.000%	04/01/36	5,000	4,734,100
Illinois Fin. Auth. Rev., NorthWestern Mem. Hosp., Ser. A, Rfdg.	6.000%	08/15/39	1,500	1,655,265
Illinois Fin. Auth. Rev., Presence Health Netw., Ser. C, Rfdg.	4.000%	02/15/41	6,000	4,982,340
Illinois Fin. Auth. Rev., Provena Hlth., Ser. A (Prerefunded 05/01/20)(a)	6.000%	05/01/28	1,500	1,717,755
Illinois Fin. Auth. Rev., Provena Hlth., Ser. A (Prerefunded 08/15/19)(a)	7.750%	08/15/34	1,000	1,160,607
Illinois Fin. Auth. Rev., Rush Univ. Med. Ctr. Oblig. Grp., Ser. A (Prerefunded 11/01/18)(a)	7.250%	11/01/38	3,405	3,757,622
Illinois Fin. Auth. Rev., Silver Cross & Med. Ctrs. (Prerefunded 08/15/19)(a)	7.000%	08/15/44	3,000	3,424,290
Illinois Fin. Auth. Rev., Swedish Covenant, Ser. A, Rfdg. (Prerefunded 02/15/20)(a)	6.000%	08/15/38	1,500	1,704,585
Illinois St., GO	4.000%	06/01/36	3,000	2,502,840
Illinois St., GO	5.000%	03/01/36	1,800	1,793,340
Illinois St., GO	5.000%	05/01/36	2,000	1,992,500
Illinois St., GO	5.000%	02/01/39	1,500	1,490,100
Illinois St., GO	5.000%	05/01/39	1,000	993,290
Illinois St., GO, AGM, Rfdg.	4.000%	02/01/31	500	493,665
Illinois St., GO, Rfdg.	5.000%	08/01/25	1,000	1,029,120
Railsplitter Tob. Settlement Auth. Rev.	6.000%	06/01/28	2,250	2,558,048
Regl. Transn. Auth. Rev., Ser. A	4.000%	06/01/38	4,015	4,033,469
Regl. Transn. Auth. Rev., Ser. A	4.000%	06/01/39	3,015	3,026,547
Springfield Elec. Rev., Sr. Lien, Rfdg.	4.000%	03/01/40	1,500	1,518,585

				79,997,672

Indiana — 1.1%
Indiana St. Fin. Auth. Rev., Drexel Fndtn. Edl. Facs. Proj., Ser. A(d)	7.000%	10/01/39	1,000	909,500
Indiana St. Fin. Auth. Rev., Franciscan Alliance Inc., Ser. A	4.000%	11/01/51	2,500	2,380,750
Indianapolis Loc. Pub. Impt. Bank, Wtrwks Proj., Ser. A (Prerefunded 09/01/21)(a)	5.750%	01/01/38	1,000	1,083,333
Valparaiso, IN Rev., Pratt Paper LLC Proj., AMT	5.875%	01/01/24	900	996,471
Valparaiso, IN Rev., Pratt Paper LLC Proj., AMT	7.000%	01/01/44	1,500	1,786,470
Vigo Cnty. Hosp. Auth. Rev., Union Hosp., Inc. (Prerefunded 09/01/21)(a)	7.750%	09/01/31	1,500	1,895,670

				9,052,194

Iowa — 1.4%
Ames, IA Hosp. Rev, Mary Greeley Med. Ctr. (Prerefunded 06/15/20)(a)	5.250%	06/15/36	1,000	1,123,440
Iowa St. Fin. Auth. Rev., Midwstrn. Disaster Area, Iowa Fertilizer Co. Proj., Rfdg.	5.000%	12/01/19	420	421,743
Iowa St. Fin. Auth. Rev., Midwstrn. Disaster Area, Iowa Fertilizer Co. Proj., Rfdg.	5.250%	12/01/25	4,600	4,591,628
Iowa St. Fin. Auth. Rev., Midwstrn. Disaster Area, Iowa Fertilizer Co. Proj., Rfdg.	5.500%	12/01/22	5,600	5,628,000

				11,764,811

Kansas — 0.1%
Kansas St. Dev. Fin. Auth. Hosp. Rev., Adventist Hlth., Rfdg.	5.750%	11/15/38	1,000	1,100,050

Kentucky — 0.7%
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev., Owensboro Med. Hlth. Sys., Ser. A	6.375%	06/01/40	3,500	3,810,345
Kentucky Econ. Dev. Fin. Auth. Telecom. Rev., Sr., Next Gen. Info., Ser. A	5.000%	01/01/45	1,000	1,034,140
Owen Cnty. Wtrwks. Sys. Rev., Amern. Wtr. Co. Proj., Ser. A	6.250%	06/01/39	500	541,455
Owen Cnty. Wtrwks. Sys. Rev., Amern. Wtr. Co. Proj., Ser. B	5.625%	09/01/39	500	537,020

				5,922,960

Louisiana — 0.7%
Louisiana Loc. Govt. Envir. Facs. & Cmnty. Dev. Auth. Rev., Westlake Chem. Corp., Ser. A-2	6.500%	11/01/35	1,000	1,142,520
Louisiana Loc. Govt. Envir. Facs. & Cmnty. Dev. Auth. Rev., Woman’s Hosp. Fndtn., Ser. A	6.000%	10/01/44	2,000	2,234,780
Louisiana Pub. Facs. Auth. Rev., Ochsner Clinic Fndtn. Proj., Rfdg.	5.000%	05/15/47	1,000	1,065,460
New Orleans Sewerage Serv. Rev.	5.000%	06/01/45	500	540,635
New Orleans Sewerage Serv. Rev., Rfdg.	5.000%	06/01/44	1,000	1,092,850

				6,076,245

Maine — 0.6%
Maine St. Hlth. & Higher Edl. Facs. Auth. Rev., E. Maine Healthcare, Ser. A	4.000%	07/01/46	3,000	2,460,510
Maine St. Hlth. & Higher Edl. Facs. Auth. Rev., Maine General Med. Ctr.	7.500%	07/01/32	2,000	2,266,460

				4,726,970

Maryland — 1.7%
Anne Arundel Cnty. Tax Alloc., Vlg. South Waugh Chapel Proj.	6.250%	07/01/40	2,000	2,067,520
Frederick Cnty. MD Spl. Oblig. Rev., Jefferson Tech. Park, Ser. B	7.125%	07/01/43	2,000	2,173,380
Frederick Cnty. MD Spl. Oblig. Tax, Sub. Urbana Cmnty. Dev. Auth., Ser. B	5.500%	07/01/40	4,615	4,745,328
Howard Cnty., MD Tax Alloc., Annapolis Junction Twn. Ctr. Proj.	6.100%	02/15/44	1,420	1,440,121
Maryland Econ. Dev. Corp., Poll. Ctrl. Rev., Potomac Elect. Pwr. Co., Rfdg.	6.200%	09/01/22	1,000	1,095,030
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Charlestown Cmnty., Rfdg. (Prerefunded 01/01/21)(a)	6.250%	01/01/41	1,500	1,767,510
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Lifebridge Hlth. (Prerefunded 07/01/21)(a)	6.000%	07/01/41	600	713,262

				14,002,151

Massachusetts — 1.4%
Massachusetts St. Dev. Fin. Agcy. Rev., Boston Med. Ctr., Ser. E, Rfdg.	4.000%	07/01/38	1,500	1,403,430
Massachusetts St. Dev. Fin. Agcy. Rev., S. Shore Hosp., Ser. E Rfdg.	4.000%	07/01/36	1,500	1,493,940
Massachusetts St. Dev. Fin. Agcy. Rev., SABIS International Chrt. Sch., Rfdg.	5.000%	04/15/40	1,250	1,299,363
Massachusetts St. Dev. Fin. Agcy. Rev., Tufts Med. Ctr., Ser. I	7.250%	01/01/32	2,000	2,328,720
Massachusetts St. Dev. Fin. Agcy. Rev., UMass Mem. Healthcare, Rfdg.	5.000%	07/01/38	2,130	2,299,271

Massachusetts St. Port Auth. Spl. Facs. Rev., Bosfuel Proj., AMT, NATL	5.000%	07/01/32	3,000	3,034,950

				11,859,674

Michigan — 2.7%
Kent Hosp. Fin. Auth. Rev., Metro Hosp. Proj., Ser. A (Prerefunded 07/01/40)(a)	6.250%	07/01/40	3,000	3,010,380
Michigan Fin. Auth. Rev., Henry Ford Hlth., Rfdg.	4.000%	11/15/46	4,000	3,825,200
Michigan Fin. Auth. Rev., Sr., Lien, Detroit Wtr. & Swr.	5.000%	07/01/35	500	536,895
Michigan Fin. Auth. Rev., Sr., Lien, Detroit Wtr. & Swr., Ser. C-1	5.000%	07/01/44	1,000	1,061,230
Michigan St. Bldg. Auth. Rev., Facs. Prog., Ser. I-A, Rfdg.	5.375%	10/15/41	750	833,123
Michigan St. Hosp. Fin. Auth. Rev., Henry Ford Hlth. (Prerefunded 11/15/19)(a)	5.750%	11/15/39	1,000	1,118,770
Michigan St. Strategic Fund Rev., Var. Detroit Ed. Rmkt. Rfdg.	5.625%	07/01/20	1,000	1,119,830
Oakland Cnty. Econ. Dev. Corp. Oblg. Rev., Roman Catholic Archdiocese Detroit, Rfdg.	6.500%	12/01/20	1,600	1,656,704
Royal Oak Hosp. Fin. Auth. Hosp. Rev., William Beaumont Hosp., Ser. V, Rfdg. (Prerefunded 09/01/18)(a)	8.250%	09/01/39	2,150	2,389,144
Royal Oak Hosp. Fin. Auth. Hosp. Rev., William Beaumont Hosp., Ser. W, Rfdg. (Prerefunded 08/01/19)(a)	6.000%	08/01/39	1,000	1,113,880
Star Intl. Academy, Pub. Sch. Academy, Rfdg.	5.000%	03/01/33	2,000	2,010,180
Summit Academy Rev., Rfdg.	6.250%	11/01/25	1,910	1,912,216
Wayne Cnty. Arpt. Auth. Rev., Detroit Met. Arpt., Ser. D, AMT, Rfdg.	5.000%	12/01/28	1,500	1,621,350

				22,208,902

Minnesota — 0.5%
Hugo, MN Rev., Chrt. Sch. Lease, Noble Academy Proj., Ser. A	5.000%	07/01/44	1,250	1,213,637
St. Cloud, MN Rev., Centracare Hlth., Ser. A, Rfdg.	4.000%	05/01/37	1,250	1,273,200
St. Paul Hsg. & Redev. Auth., Hosp. Rev., Hlth. East Care Sys. Proj.	5.000%	11/15/44	1,000	1,055,970
St. Paul Port Auth. Sol. Wste. Disp. Rev., Gerdau St. Paul Steel Mill Proj., Ser. 7, AMT, 144A	4.500%	10/01/37	1,000	808,060

				4,350,867

Mississippi — 0.1%
Warren Cnty. Gulf Opp. Zone, Intl. Paper Proj., Ser. A	6.500%	09/01/32	1,000	1,065,590

Missouri — 2.0%
Joplin Indl. Dev. Auth. Rev., Freeman Hlth. Sys., Rfdg.	5.000%	02/15/35	1,000	1,067,120
Manchester Tax Increment & Transn. Rev., Hwy. 141, Manchester Rd. Proj., Rfdg.	6.875%	11/01/39	1,500	1,542,180
Missouri St. Hlth. & Ed. Facs. Auth. Rev., BJC Hlth. Sys., Ser. A	4.000%	01/01/45	2,010	2,027,628
Missouri St. Hlth. & Ed. Facs. Auth. Rev., Lutheran Sr. Svcs.	6.000%	02/01/41	1,000	1,093,730
Missouri St. Hlth. & Ed. Facs. Auth. Rev., Lutheran Sr. Svcs., Rfdg.	5.000%	02/01/44	4,000	4,150,560
Missouri St. Hlth. & Ed. Facs. Auth. Rev., Lutheran Svcs., Ser. A	5.000%	02/01/46	1,000	1,028,470
Missouri St. Hlth. & Ed. Facs. Auth. Rev., St. Louis Clg. Pharmacy, Ser. B	5.000%	05/01/45	1,500	1,555,515
Poplar Bluff Regl. Transn. Dev. Dist., Transn. Sales Tax Rev.	4.750%	12/01/42	2,100	2,143,827

St. Louis Cnty. Indl. Dev. Auth. Rev., Friendship Village Sunset Hills, Ser. A	5.875%	09/01/43	1,000	1,113,050
St. Louis Cnty. Indl. Dev. Auth. Rev., St. Andrews Res. Srs. Oblig., Ser. A, Rfdg.	5.125%	12/01/45	1,000	964,910

				16,686,990

Nevada — 0.3%
Clark Cnty. Impt. Dist. Spl. Assmt., Dist. No. 142, Mountains Edge Loc. Impvt., Rfdg.	4.000%	08/01/23	1,475	1,469,911
Nevada St. Dept. of Bus. & Ind. Rev., Somerset Acad., Ser. A, 144A	5.125%	12/15/45	1,000	957,830

				2,427,741

New Jersey — 8.0%
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc. Proj., AMT, Rfdg.	5.750%	09/15/27	1,530	1,636,519
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc., Proj., Spec. Facs. AMT	5.250%	09/15/29	5,000	5,261,650
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc., United Airlines, Inc. Proj., AMT	4.875%	09/15/19	2,150	2,235,957
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc., United Airlines, Inc. Proj., AMT	5.125%	09/15/23	5,000	5,281,050
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc., United Airlines, Inc. Proj., Ser. A, AMT	5.625%	11/15/30	2,275	2,468,557
New Jersey Econ. Dev. Auth. Rev., Goethals Bridge, AMT	5.375%	01/01/43	1,390	1,469,160
New Jersey Econ. Dev. Auth. Rev., Provident Grp., Rowan Pptys. LLC, Ser. A	5.000%	01/01/48	1,000	1,021,590
New Jersey Econ. Dev. Auth. Rev., Ser. AAA,	5.000%	06/15/41	2,000	1,985,960
New Jersey Econ. Dev. Auth. Rev., Ser. BBB, Rfdg.	5.500%	06/15/30	1,500	1,598,265
New Jersey Econ. Dev. Auth. Rev., Ser. WW	5.250%	06/15/40	1,250	1,265,975
New Jersey Econ. Dev. Auth. Rev., Team Academy Chrt. Sch. Proj.	6.000%	10/01/43	1,700	1,839,145
New Jersey Econ. Dev. Auth. Rev., Umm Energy Partners, Ser. A, AMT	5.000%	06/15/37	1,500	1,536,795
New Jersey Econ. Dev. Auth. Rev., Umm Energy Partners, Ser. A, AMT	5.125%	06/15/43	1,100	1,125,575
New Jersey Econ. Dev. Auth. Rev., United Airlines, Inc. Proj., Rmkt., AMT	5.500%	06/01/33	2,000	2,143,300
New Jersey Healthcare Facs. Fin. Auth. Rev., AHS Hosp. Corp. (Prerefunded 07/01/21)(a)	6.000%	07/01/41	500	593,210
New Jersey Healthcare Facs. Fin. Auth. Rev., AHS Hosp. Corp., Rfdg.	4.000%	07/01/41	1,500	1,497,630
New Jersey Healthcare Facs. Fin. Auth. Rev., Barnabas Hlth., Ser. A, Rfdg. (Prerefunded 07/01/21)(a)	5.625%	07/01/37	1,000	1,170,490
New Jersey Healthcare Facs. Fin. Auth. Rev., Princeton Healthcare Sys., Ser. A, Rfdg.	5.000%	07/01/39	1,000	1,078,610
New Jersey Healthcare Facs. Fin. Auth. Rev., RWJ Barnabas Healthcare Sys. Oblig., Ser. A	5.000%	07/01/43	1,500	1,628,955
New Jersey Healthcare Facs. Fin. Auth. Rev., St. Joseph’s Healthcare Sys. Oblig., Rfdg.	4.000%	07/01/48	1,500	1,348,875
New Jersey Healthcare Facs. Fin. Auth. Rev., University Hosp., Ser. A, AGM, Rfdg.	5.000%	07/01/46	1,500	1,597,425
New Jersey Healthcare Facs. Fin. Auth. Rev., Virtua Hlth.	5.750%	07/01/33	2,000	2,164,700
New Jersey St. Edl. Facs. Auth. Univ. Med. & Dentistry, Ser. B, Rfdg. (Prerefunded 06/01/19)(a)	7.500%	12/01/32	1,000	1,142,630
New Jersey St. Transn. Tr. Fd. Sys. Auth., Fed. Hwy. Reimbursement Nts., Ser. A1	5.000%	06/15/28	1,250	1,331,113
New Jersey St. Transn. Tr. Fd. Sys. Auth., Trans. Sys., Ser. A	5.875%	12/15/38	2,000	2,124,540

New Jersey St. Transn. Tr. Fd. Sys. Auth., Trans. Sys., Ser. AA	5.000%		06/15/45	1,200	1,187,364
New Jersey St. Transn. Tr. Fd. Sys. Auth., Trans. Sys., Ser. AA	5.250%		06/15/41	1,000	1,012,780
South Jersey Transn. Auth. LLC, Rev., Ser. A, Rfdg.	5.000%		11/01/39	750	801,570
Tob. Settlement Fing. Corp., NJ Rev., Ser. 1A, Rfdg.	4.625%		06/01/26	6,030	6,050,442
Tob. Settlement Fing. Corp., NJ Rev., Ser. 1A, Rfdg.	4.750%		06/01/34	3,000	2,648,970
Tob. Settlement Fing. Corp., NJ Rev., Ser. 1A, Rfdg.	5.000%		06/01/41	8,610	7,697,598

					65,946,400

New York — 6.6%
Brooklyn Arena Loc. Dev. Corp. Rev., Barclays Ctr. Proj. (Prerefunded 01/15/20)(a)	6.375%		07/15/43	1,250	1,432,313
Build NYC Resource Corp. Rev., Pratt Paper, Inc. Proj., AMT, Rdfg., 144A	5.000%		01/01/35	1,000	1,047,270
Erie Cnty. Tob. Asset Secur. Corp. Cap. Apprec., Asset Bkd., 1st Sub., Ser. B, CABS	7.170	%(b)	06/01/47	5,000	589,300
Erie Cnty. Tob. Asset Secur. Corp. Cap. Apprec., Asset Bkd., 2nd Sub., Ser. C, CABS	8.100	%(b)	06/01/50	4,000	283,080
Glen Cove Loc. Econ. Asst. Corp. Rev., Garvies Pt. Impt. Proj., Ser. A	5.000%		01/01/56	2,105	1,943,020
Glen Cove Loc. Econ. Asst. Corp. Rev., Garvies Pt. Impt. Proj., Ser. C, CABS (Converted to Fixed on 01/01/24)	5.730%		01/01/55	1,000	666,450
Nassau Cnty. Tob. Settlement Corp., Asset Bkd., Sr., Ser. A-, Rfdg.	5.125%		06/01/46	2,250	2,108,407
New York Liberty Dev. Corp. Rev., 4 World Trade Center Proj., Rfdg.	5.750%		11/15/51	1,750	1,991,728
New York Liberty Dev. Corp. Rev., Class 1-3 World Trade Ctr., Rfdg., 144A	5.000%		11/15/44	5,000	5,207,400
New York St. Dorm. Auth. Rev., Nonst. Supported Debt, NYU Hosp. Ctr., Ser. A (Prerefunded 07/01/20)(a)	6.000%		07/01/40	1,000	1,152,570
New York St. Dorm. Auth. Rev., Orange Regl. Med. Ctr., 144A	5.000%		12/01/45	1,000	1,050,320
New York Trans. Dev. Corp. Rev., Laguardia Arpt., Term B, AMT	4.000%		07/01/41	3,000	2,753,190
New York Trans. Dev. Corp. Rev., Laguardia Arpt., Term B, AMT	4.000%		07/01/46	2,000	1,803,340
New York Trans. Dev. Corp. Rev., Laguardia Arpt., Term B, AMT	5.000%		07/01/46	1,000	1,042,980
New York Trans. Dev. Corp. Rev., Laguardia Arpt., Term B, AMT	5.250%		01/01/50	9,250	9,758,195
Onondaga Civic Dev. Corp., St. Joseph Hosp. Hlth. Ctr., Ser. 2012 (Prerefunded 07/01/22)(a)	5.000%		07/01/42	1,000	1,168,390
Port Auth. of NY & NJ Spl. Oblig. Rev., JFK Int’l. Air Terminal	5.000%		12/01/20	500	548,285
Port Auth. of NY & NJ Spl. Oblig. Rev., JFK Int’l. Air Terminal	6.000%		12/01/42	2,500	2,812,500
TSASC, Inc., Rev., Ser. 1, Rfdg.	5.000%		06/01/41	2,000	2,133,940
TSASC, Inc., Rev., Ser. A, Rfdg.	5.125%		06/01/42	14,820	14,823,557

					54,316,235

North Carolina — 0.6%
North Carolina Med. Care Commn. Ret. Facs. Rev., First Mtg. Galloway Ridge Proj., Ser. A	6.000%		01/01/39	750	781,230
North Carolina Med. Care Commn. Rev., Pennybyrn at Maryfield, Rfdg.	5.000%		10/01/35	1,000	978,560
North Carolina Tpk. Auth. Rev., Ser. A, Rfdg.	5.000%		07/01/51	1,250	1,340,125
Univ. North Carolina at Chapel Hill Rev.	4.000%		02/01/46	1,500	1,521,345

					4,621,260

North Dakota — 0.1%
Burleigh Cnty. Rev., St. Alexius Med. Ctr. Proj., Ser. A, Rfdg. (Prerefunded 07/01/21)(a)	5.000%	07/01/35	750	855,210

Ohio — 3.0%
Buckeye OH Tob. Settlement Fin. Auth. Rev., Asset Bkd. Sr. Turbo, Ser. A-2	5.125%	06/01/24	3,920	3,559,282
Buckeye OH Tob. Settlement Fin. Auth. Rev., Asset Bkd. Sr. Turbo, Ser. A-2	5.375%	06/01/24	2,995	2,778,851
Buckeye OH Tob. Settlement Fin. Auth. Rev., Asset Bkd. Sr. Turbo, Ser. A-2	5.875%	06/01/30	6,500	5,915,000
Buckeye OH Tob. Settlement Fin. Auth. Rev., Asset Bkd. Sr. Turbo, Ser. A-2	5.875%	06/01/47	2,155	1,969,131
Buckeye OH Tob. Settlement Fin. Auth. Rev., Asset Bkd. Sr. Turbo, Ser. A-2	6.500%	06/01/47	2,425	2,373,517
Franklin Cnty. Hosp. Facs. Rev., Nationwide Children’s Hosp. Proj., Ser. A	4.000%	11/01/45	2,000	2,022,020
Hamilton Cnty. Healthcare Facs. Rev., Christ Hosp. Proj.	5.000%	06/01/42	1,250	1,353,088
Hancock Cnty. Hosp. Facs. Rev., Blanchard Valley Hlth. Ctr., Rfdg.	6.250%	12/01/34	600	677,094
Lucas Cnty. OH Hosp. Rev., Promedica Healthcare, Ser. A, Rfdg.	6.000%	11/15/41	750	866,280
Lucas Cnty. OH Hosp. Rev., Promedica Healthcare, Ser. A, Rfdg.	6.500%	11/15/37	875	1,032,001
Middleburg Heights Hosp. Rev., Facs. Southwest Gen., Ser. 2011, Rfdg.	5.250%	08/01/41	1,200	1,279,524
Ohio St. Pvt. Act. Rev., Portsmouth Bypass Proj., AMT	5.000%	06/30/53	1,000	1,050,400

				24,876,188

Oklahoma — 0.6%
Oklahoma St. Dev., Fin. Auth. Rev., St. Johns Hlth. Sys., Rfdg.	5.000%	02/15/42	1,500	1,599,525
Tulsa Cnty. OK Indl. Auth. Sr. Living Cmnty. Rev., Montereau, Inc. Proj., Ser A, Rfdg.	7.125%	11/01/30	1,000	1,065,760
Tulsa Mun. Arpt. Tr. Trustees Gen. Rev., American Airlines, AMT, Rfdg. (Mandatory put date 06/01/2025)	5.000%	06/01/35	1,250	1,307,100
Tulsa Mun. Arpt. Tr. Trustees Gen. Rev., American Airlines, Ser. A, AMT, Rfdg.	5.500%	06/01/35	1,000	1,046,440

				5,018,825

Oregon — 0.3%
Multnomah Cnty. OR Hosp. Facs. Auth. Rev., Mirabella at South Waterfront, Ser. A., Rfdg.	5.400%	10/01/44	1,000	1,056,480
Salem OR Hosp. Facs. Auth. Rev., Capital Manor, Inc., Rfdg.	6.000%	05/15/42	1,000	1,073,520

				2,130,000

Pennsylvania — 5.8%
Butler Cnty. Hosp. Auth. Rev., Butler Hlth. Sys. Proj. (Prerefunded 07/01/19)(a)	7.250%	07/01/39	1,000	1,141,350
Central Bradford Progress Auth. Rev., Guthrie Healthcare Sys., Rfdg.	5.375%	12/01/41	2,700	2,977,452
Chester Cnty. Indl. Dev. Auth. Rev., Renaissance Academy Chrt. Sch., Rfdg.	5.000%	10/01/44	1,000	1,013,280
Cumberland Cnty. Mun. Auth., Rev., Asbury PA Oblig. Grp., Rfdg.	5.250%	01/01/41	1,000	1,007,490
Cumberland Cnty. Mun. Auth., Rev., Asbury PA Oblig. Grp., Rfdg.	6.125%	01/01/45	2,000	2,081,440
Cumberland Cnty. Mun. Auth., Rev., Diakon Lutheran, Rfdg. (Prerefunded 01/01/19)(a)	6.375%	01/01/39	900	988,335

Doylestown Hosp. Auth. Rev., Doylestown Hosp., Ser. A, Rfdg.	5.000%		07/01/46	2,155	2,253,721
East Hempfield Township Indl. Dev. Auth. Rev., Student Svcs. Inc., Student Hsg. Proj.	5.000%		07/01/46	1,000	1,028,020
Geisinger Auth. Hlth. Sys., Ser. A-1	5.125%		06/01/41	1,450	1,563,868
Moon Indl. Dev. Auth. Rev., Baptist Homes Society Oblig., Rfdg.	6.000%		07/01/45	2,000	2,035,540
Pennsylvania Econ. Dev. Fin. Auth. Rev., Swr. Sludge Disp., Philadelphia Biosolids Fac.	6.250%		01/01/32	750	798,653
Pennsylvania Econ. Dev. Fin. Auth. Rev., US Airways Grp., Ser. B, Gty. Agmt.	8.000%		05/01/29	490	552,431
Pennsylvania Tpk. Commn. Rev., Sub., Ser. A	5.500%		12/01/42	1,500	1,710,165
Pennsylvania Tpk. Commn. Rev., Sub., Ser. A	5.500%		12/01/46	1,740	1,970,045
Pennsylvania Tpk. Commn. Rev., Sub., Ser A-1	5.000%		12/01/46	2,000	2,155,200
Philadelphia Auth. for Indl. Dev. Rev., First Philadelphia Preparatory Chrt., Ser. A, Rfdg.	7.250%		06/15/43	2,000	2,278,440
Philadelphia Auth. for Indl. Dev. Rev., Gtr. Philadelphia Hlth Action, Rfdg.	6.625%		06/01/50	3,000	3,066,030
Philadelphia Auth. for Indl. Dev. Rev., Mariana Bracetti Academy	7.625%		12/15/41	2,000	2,205,980
Philadelphia Auth. for Indl. Dev. Rev., New Fndtn. Chrt. Sch. Proj.	6.625%		12/15/41	1,000	1,085,440
Philadelphia Auth. for Indl. Dev. Rev., Thomas Jefferson Univ., Rfdg.	5.000%		09/01/47	1,500	1,629,705
Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev., Temple Univ. Hlth. Sys., Ser. A	5.625%		07/01/42	6,750	7,193,272
Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev., Temple Univ. Hlth. Sys., Ser. A, Rfdg.	5.000%		07/01/34	4,175	4,191,783
Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev., Temple Univ. Hlth. Sys., Ser. A, Rfdg.	5.500%		07/01/30	500	503,045
Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev., Temple Univ. Hlth. Sys., Ser. B, Rfdg.	5.500%		07/01/26	750	755,723
Susquehanna Area Regl. Arpt. Auth., Arpt. Sys. Rev., Ser. A, AMT	6.500%		01/01/38	1,500	1,545,480

					47,731,888

Puerto Rico — 1.6%
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	5.750%		07/01/37	1,350	1,041,403
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	6.000%		07/01/47	1,125	871,808
Puerto Rico Comnwlth., GO, Ser. A, Rfdg.(e)	8.000%		07/01/35	6,200	4,409,750
Puerto Rico Elec. Pwr. Auth. Rev., Ser. A	6.750%		07/01/36	2,000	1,299,260
Puerto Rico Elec. Pwr. Auth. Rev., Ser. XX	5.250%		07/01/40	2,000	1,298,840
Puerto Rico Pub. Bldgs. Auth. Rev., Govt. Facs., Ser. M, Rfdg.(e)	6.000%		07/01/20	2,500	1,456,250
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Cap. Apprec., Ser. A , CABS	12.880	%(b)	08/01/33	5,000	637,750
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	5.375%		08/01/39	1,500	716,250
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	5.750%		08/01/37	1,000	490,000
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	6.000%		08/01/42	2,150	1,099,187

					13,320,498

Rhode Island — 0.3%
Rhode Island St. Hlth. & Edl. Bldg. Corp. Rev., Hosp. Fing., Lifespan Oblig., Ser. A (Prerefunded 05/15/19)(a)	7.000%		05/15/39	2,000	2,250,680

Tob. Settlement Fing. Corp. Rev., Ser. A, Rfdg.	5.000%	06/01/40	600	624,426

				2,875,106

South Carolina — 0.5%
South Carolina Prt. Auth. Rev, AMT	4.000%	07/01/45	1,500	1,499,955
South Carolina St. Pub. Svc. Auth. Rev., Ser. E, Rfdg.	5.250%	12/01/55	2,500	2,738,275

				4,238,230

South Dakota — 0.2%
South Dakota St. Hlth. & Edl. Facs. Auth. Rev., Avera Hlth., Ser. A, Rfdg.	5.000%	07/01/42	1,655	1,782,402

Tennessee — 1.4%
Bristol Indl. Dev. Brd. Sales Tax Rev., Ser. A, 144A	5.125%	12/01/42	2,000	1,815,260
Chattanooga Hlth. Edl. & Hsg. Facs. Brd. Rev., Catholic Hlth., Ser. A	5.250%	01/01/45	2,000	2,081,300
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev., Mountain States Hlth. Alliance, First Mtge., Ser. A, NATL, ETM, Rfdg. (Escrowed to maturity date 07/01/17)(a)	6.750%	07/01/17	2,000	2,044,860
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev., Mountain States Hlth. Alliance, First Mtge., Ser. A, Rfdg.	6.000%	07/01/38	1,000	1,089,570
Metropolitan Govt. Nashville & Davidson Cnty. Hlth. & Edl. Facs. Brd. Rev., Impt. Blakeford at Green Hills, Rfdg.	5.000%	07/01/37	850	878,449
Metropolitan Govt. Nashville & Davidson Cnty. Hlth. & Edl. Facs. Brd. Rev., Vanderbilt Univ. Med. Ctr., Ser. A	5.000%	07/01/46	1,000	1,085,970
Shelby Cnty. Hlth. Edl. & Hsg. Facs. Brd. Facs. Rev., Germantown Village, Rfdg.	5.250%	12/01/42	1,100	1,109,262
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	5.000%	02/01/22	1,000	1,117,320

				11,221,991

Texas — 10.2%
Arlington Higher Edu. Fin. Corp. Rev., Wayside Schs., Ser. A	4.625%	08/15/46	1,050	947,667
Austin Convention Enterprises, Inc. Convention Ctr. Rev., Second Tier, Ser. B, Rfdg., 144A	5.750%	01/01/34	1,000	983,080
Bexar Cnty. Hlth. Facs. Dev. Corp. Rev., Army Retmnt. Residence Fndt., Rfdg.	5.000%	07/15/41	1,250	1,273,550
Board of Managers Jt., Guadalupe Cnt., City of Seguin Hosp. Rev., Rfdg.	5.000%	12/01/45	500	503,980
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., AMT, Rmkt., Rfdg. (Escrow Bond)(c)(d)(e)	5.400%	05/01/29	2,000	—
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. A, AMT, Elec. Rmkt., Rfdg. (Escrow Bond)(c)(d)(e)	8.250%	10/01/30	3,000	—
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. D, Rfdg. (Escrow Bond)(c)(d)(e)	5.400%	10/01/29	1,000	—
Capital Area Cultural Ed. Facs. Fin. Corp. Rev., Roman Catholic Diocese, Ser. B, Rmkt., Rfdg.	6.125%	04/01/45	2,050	2,268,222
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien (Prerefunded 01/01/20)(a)	5.750%	01/01/25	1,000	1,123,580
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien (Prerefunded 01/01/21)(a)	6.000%	01/01/41	2,000	2,331,940
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien, Ser. A	5.000%	01/01/45	1,000	1,071,570
Central Tex. Regl. Mobility Auth. Rev., Sub., Rfdg.	4.000%	01/01/41	1,000	967,040
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch.	5.000%	08/15/42	1,000	1,022,290
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch.	5.750%	08/15/41	1,000	1,071,960
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch.	6.000%	08/15/43	1,000	1,131,240
Clifton Higher Ed. Fin. Corp. Rev., Tejano Cmnty. Ctr., Ser. A, Rfdg.	9.000%	02/15/38	2,000	2,080,360
Clifton Higher Ed. Fin. Corp. Rev., Uplift Ed., Ser. A	6.125%	12/01/40	3,000	3,298,110

Decatur Hosp. Auth. Rev., Wise Regl. Hlth. Sys., Ser. A, Rfdg.	5.250%		09/01/44	1,370	1,422,416
Grand Parkway Transn. Corp., 1st Tier Toll Rev., Ser. A	5.125%		10/01/43	2,000	2,163,240
Gregg Cnty. Hlth. Facs. Dev. Corp. Rev., Good Shepherd Hlth. Sys., Rfdg., 144A	4.440	%(f)	10/01/29	500	499,060
Harris Cnty. Cultural Edu. Facs. Fin. Corp., Houston Methodist Hosp. Oblig.	4.000%		12/01/45	1,500	1,508,400
Houston Arpt. Sys. Rev., Ser. B-1, AMT	5.000%		07/15/35	2,000	2,085,360
Houston Arpt. Sys. Rev., Spl. Facs. Cont. Airlines, Inc., AMT, Rfdg.	6.625%		07/15/38	1,500	1,653,420
Houston Arpt. Sys. Rev., Spl. Facs. Cont. Airlines, Inc., Sub. Lien, Ser. A, AMT, Rfdg.	5.000%		07/01/32	1,000	1,073,910
Houston Arpt. Sys. Rev., Sub. Lien, Ser. A, AMT, Rfdg.	5.000%		07/01/25	250	273,025
Houston Higher Ed. Fin. Corp., Higher Ed. Rev., Cosmos Fndtn., Inc., Ser. A	5.000%		02/15/42	1,250	1,292,100
Houston Higher Ed. Fin. Corp., Higher Ed. Rev., Cosmos Fndtn., Inc., Ser. A	6.500%		05/15/31	465	531,221
Houston Higher Ed. Fin. Corp., Higher Ed. Rev., Cosmos Fndtn., Inc., Ser. A, (Prerefunded 05/15/21)(a)	6.500%		05/15/31	535	642,990
Kerryville Hlth. Facs. Dev. Corp. Rev., Peterson Regl. Med. Ctr. Proj., Rfdg.	5.000%		08/15/35	1,000	1,062,050
La Vernia Higher Ed. Fin. Corp. Ed. Rev., Kipp, Inc., Ser. A (Prerefunded 08/15/19)(a)	6.375%		08/15/44	1,000	1,125,870
La Vernia Higher Ed. Fin. Corp. Ed. Rev., Lifeschools of Dallas, Ser. A (Prerefunded 08/15/19)(a)	7.500%		08/15/41	2,000	2,304,480
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev., AEP Tex. Central Co. Proj., Ser. B-1, Rfdg.	4.000%		06/01/30	1,000	1,030,560
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev., AEP Tex. Central Co. Proj., Ser. B-2, Rfdg.	4.000%		06/01/30	1,800	1,855,008
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev., Bonds, Cent. Pwr. & Lt. Co. Proj., Ser. A, Rmkt., Rfdg.	6.300%		11/01/29	1,000	1,094,710
New Hope Cultural Ed. Facs. Corp. Rev., CHF Collegiate Housing, Tarleton St. Proj., Ser. A	5.000%		04/01/47	1,000	1,028,290
New Hope Cultural Ed. Facs. Corp. Rev., Jubilee Academic Ctr., Ser. A, Rfdg., 144A	5.000%		08/15/46	2,000	1,845,440
New Hope Cultural Ed. Facs. Corp. Rev., MRC Crestview, Rfdg.	5.000%		11/15/46	1,150	1,103,505
New Hope Cultural Ed. Facs. Corp. Rev., Westminster Manor Proj., Rfdg.	4.000%		11/01/36	1,250	1,130,650
North Tex. Twy. Auth. Rev., First Tier, Sys., Rfdg.	6.000%		01/01/38	2,000	2,284,480
North Tex. Twy. Auth. Rev., First Tier, Sys., Ser. A., Rfdg.	5.750%		01/01/40	450	466,079
North Tex. Twy. Auth. Rev., First Tier, Sys., Ser. A., Rfdg.	6.250%		01/01/39	195	210,772
North Tex. Twy. Auth. Rev., First Tier, Sys., Ser. A, Rfdg., (Prerefunded 01/01/19)(a)	6.250%		01/01/39	1,305	1,430,006
North Tex. Twy. Auth. Rev., Ser. A, Rfdg.	4.000%		01/01/38	2,000	2,001,300
Pharr Higher Ed. Fin. Auth. Rev., Idea Pub. Schs., Ser. A	6.500%		08/15/39	175	188,440
Pharr Higher Ed. Fin. Auth. Rev., Idea Pub. Schs., Ser. A (Prerefunded 08/15/19)(a)	6.500%		08/15/39	825	929,866
Pottsboro Higher Ed. Fin. Corp. Rev., Ser. A	5.000%		08/15/46	1,000	934,700
Sabine River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. B (Escrow Bond)(c)(d)(e)	6.150%		08/01/22	1,000	—
San Juan Higher Ed. Fin. Auth. Rev., Idea Pub. Schs., Ser. A (Prerefunded 08/15/20)(a)	6.700%		08/15/40	1,000	1,179,120
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Barton Creek Sr. Living Ctr., Rfdg.	5.000%		11/15/40	1,100	1,151,689
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Baylor Scott & White Hlth., Ser. A, Rfdg.	4.000%		11/15/42	2,750	2,783,990
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Buckingham Sr. Lvng. Cmnty. Proj., Ser. A	5.500%		11/15/45	1,900	1,953,143

Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Hlth. Resources Sys. Oblig., Ser. A, Rfdg.	4.000%		02/15/47	2,000	1,975,960
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Trinity Terrace Proj., Ser. A-1, Rfdg.	5.000%		10/01/44	1,000	1,019,060
Texas Mun. Gas Acq. & Sply. Corp., Gas Sply. Rev., Corp. I, Sr. Lien, Ser. A	5.250%		12/15/26	4,100	4,753,786
Texas Mun. Gas Acq. & Sply. Corp., Gas Sply. Rev., Corp. I, Sr. Lien, Ser. B	1.346	%(f)	12/15/26	1,500	1,368,075
Texas Priv. Activity Surface Transn. Corp. Rev., Sr. Lien, Blueridge Transn., AMT	5.000%		12/31/50	1,930	2,018,934
Texas Priv. Activity Surface Transn. Corp. Rev., Sr. Lien, LBJ Infrastructure	7.000%		06/30/40	4,670	5,340,939
Texas Priv. Activity Surface Transn. Corp. Rev., Sr. Lien, NTE Mobility Partners	6.875%		12/31/39	2,000	2,261,480
Texas Priv. Activity Surface Transn. Corp. Rev., Sr. Lien, NTE Mobility Partners, AMT, Ser. 3A & 3B	6.750%		06/30/43	500	574,505
Texas Priv. Activity Surface Transn. Corp. Rev., Sr. Lien, NTE Mobility Partners, AMT, Ser. 3A & 3B	7.000%		12/31/38	1,500	1,702,770
Texas St. Pub. Fin. Auth. Chrt. Sch. Fin. Corp. Rev., Ed. Cosmos Fndtn., Ser. A (Prerefunded 02/15/20)(a)	6.200%		02/15/40	1,000	1,136,550

					84,465,938

Utah — 0.1%
Utah Chrt. Sch. Fin. Auth. Rev., Spectrum Academy Proj., 144A	6.000%		04/15/45	1,000	1,031,280

Vermont — 0.1%
Vermont Econ. Dev. Auth. Mtge. Rev., Wake Robin Corp. Proj., Rfdg.	5.400%		05/01/33	1,100	1,146,332

Virgin Islands — 0.1%
Virgin Islands Pub. Fin. Auth. Rev., Matching Fd. Ln. Diageo, Ser. A	6.750%		10/01/37	750	577,493

Virginia — 2.0%
City of Chesapeake Expressway Toll Road Rev., Transn. Sys., Sr. Ser. B, CABS, Rfdg.	4.500	%(b)	07/15/40	1,000	762,800
Mosaic District Cmnty. Dev. Auth. Spl. Assmt., Ser. A	6.875%		03/01/36	1,250	1,377,663
Norfolk Redev. & Hsg. Auth. Multi-Fam. Rental Hsg. Facs. Rev., Sussex Apts., AMT(d)	8.000%		09/01/26	3,855	3,784,107
Virginia Small Business Fin. Auth. Rev., Sr. Lien, Elizabeth River Crossings OpCo LLC Proj., AMT	5.250%		01/01/32	2,055	2,200,617
Virginia Small Business Fin. Auth. Rev., Sr. Lien, Elizabeth River Crossings OpCo LLC Proj., AMT	5.500%		01/01/42	3,000	3,205,500
Virginia Small Business Fin. Auth. Rev., Sr. Lien, Express Lanes LLC Proj., AMT	5.000%		01/01/40	4,780	4,864,988

					16,195,675

Washington — 1.6%
Port of Seattle Indl. Dev. Corp., Spl. Facs., Delta Airlines, AMT, Rfdg.	5.000%		04/01/30	1,000	1,034,500
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev., Skagit Valley Hosp.	5.750%		12/01/35	625	678,506
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev., Skagit Valley Hosp., Ser. A	5.000%		12/01/37	3,000	3,087,210
Tob. Settlement Auth. Wash. Rev., Rfdg.	5.250%		06/01/32	1,160	1,273,181
Washington St. Healthcare Facs. Auth. Rev., Kadlec Regl. Med. Ctr., Rdfg. (Prerefunded 12/01/21)(a)	5.000%		12/01/42	1,000	1,156,160
Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr., Rdfg.	5.000%		07/01/38	1,100	1,194,952

Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr., Rdfg.	5.500%		07/01/30	1,115	1,218,505
Washington St. Healthcare Facs. Auth. Rev., Seattle Children’s Hosp. (Prerefunded 10/01/19)(a)	5.625%		10/01/38	1,250	1,387,563
Washington St. Hsg. Fin. Comm. Rev., Rockwood Retmnt. Cmnty. Proj., Ser. A, 144A	7.375%		01/01/44	2,000	2,259,180

					13,289,757

West Virginia — 0.1%
West Virginia Econ. Dev. Auth. Rev., Morgantown Energy Assoc., AMT, Rfdg.	2.875%		12/15/26	940	885,499

Wisconsin — 1.2%
Pub. Fin. Auth. Arpt. Facs. Rev., Bancroft Neurohealth Proj., Ser. A, 144A	5.125%		06/01/48	1,000	907,330
Pub. Fin. Auth. Arpt. Facs. Rev., Celanese Proj., Ser. C, AMT, Rfdg.	4.300%		11/01/30	3,000	2,937,300
Pub. Fin. Auth. Arpt. Facs. Rev., Cornerstone Chrt. Academy Proj., Ser. A, 144A	5.125%		02/01/46	1,000	902,620
Pub. Fin. Auth. Arpt. Facs. Rev., Sr. Oblig. Grp., Ser. B, AMT, Rfdg.	5.000%		07/01/42	1,500	1,522,245
Pub. Fin. Auth. Arpt. Facs. Rev., Sr. Oblig. Grp., Ser. B, AMT, Rfdg.	5.250%		07/01/28	1,000	1,069,590
Wisconsin Hlth. & Ed. Facs. Auth. Rev., Ascension Hlth. Credit Grp., Ser. A, Rfdg.	4.000%		11/15/46	2,500	2,452,875
Wisconsin Hlth. & Ed. Facs. Auth. Rev., St. Johns Cmntys. Inc., Ser. B, Rfdg.	5.000%		09/15/45	500	516,030

					10,307,990

Wyoming — 0.1%
Campbell Cnty. Solid Wste. Facs. Rev., Basin Elec. Pwr. Coop., Ser. A	5.750%		07/15/39	500	543,120

TOTAL LONG-TERM INVESTMENTS (cost $794,902,218)					816,176,051

SHORT-TERM INVESTMENTS — 1.7%
Alaska — 0.4%
Valdez Marine Term. Rev., Exxon Pipeline Proj., Rfdg., FRDD (Mandatory put date 02/01/17)	0.570	%(f)	12/01/29	3,550	3,550,000
Mississippi — 1.3%
Mississippi St. Bus. Fin. Comm. Gulf Opp. Zone, Var. Rev., Chevron USA, Inc., Proj., Ser. E, FRDD (Mandatory put date 02/01/17)	0.600	%(f)	12/01/30	2,500	2,500,000
Mississippi St. Bus. Fin. Comm. Gulf Opp. Zone, Var. Rev., Chevron USA, Inc., Proj., Ser. I, FRDD (Mandatory put date 02/01/17)	0.590	%(f)	11/01/35	8,300	8,300,000

TOTAL SHORT-TERM INVESTMENTS (cost $14,350,000)					14,350,000

TOTAL INVESTMENTS — 100.2% (cost $809,252,218)(g)					830,526,051
Liabilities in excess of other assets — (0.2)%					(1,939,067)

NET ASSETS — 100.0%					$828,586,984

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
CABS	Capital Appreciation Bonds
CDD	Community Development District
COP	Certificates of Participation
ETM	Escrowed to Maturity
FRDD	Floating Rate Daily Demand Note
LIBOR	London Interbank Offered Rate
GO	General Obligation
NATL	National Public Finance Guaranty Corp.
OTC	Over-the-counter

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and/or U.S. guaranteed obligations.
(b)	Represents a zero coupon or step bond. Rate quoted represents effective yield at January 31, 2017.
(c)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $448,800 and 0.1% of net assets.
(d)	Indicates a security that has been deemed illiquid.
(e)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(f)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2017.
(g)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$806,657,629

Appreciation	44,027,126
Depreciation	(20,158,704)

Net Unrealized Appreciation	$23,868,422

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds
Alabama	$—	$9,298,865	$—
Alaska	—	3,550,000	—
Arizona	—	30,705,661	—
California	—	93,799,090	—
Colorado	—	24,900,265	—
Connecticut	—	3,589,045	—
Delaware	—	2,910,474	—
District of Columbia	—	9,962,601	—
Florida	—	63,774,201	448,800
Georgia	—	7,646,325	—
Guam	—	1,687,320	—
Hawaii	—	6,696,270	—
Idaho	—	2,137,000	—

	Level 1	Level 2	Level 3
Illinois	$—	$79,997,672	$—
Indiana	—	9,052,194	—
Iowa	—	11,764,811	—
Kansas	—	1,100,050	—
Kentucky	—	5,922,960	—
Louisiana	—	6,076,245	—
Maine	—	4,726,970	—
Maryland	—	14,002,151	—
Massachusetts	—	11,859,674	—
Michigan	—	22,208,902	—
Minnesota	—	4,350,867	—
Mississippi	—	11,865,590	—
Missouri	—	16,686,990	—
Nevada	—	2,427,741	—
New Jersey	—	65,946,400	—
New York	—	54,316,235	—
North Carolina	—	4,621,260	—
North Dakota	—	855,210	—
Ohio	—	24,876,188	—
Oklahoma	—	5,018,825	—
Oregon	—	2,130,000	—
Pennsylvania	—	47,731,888	—
Puerto Rico	—	13,320,498	—
Rhode Island	—	2,875,106	—
South Carolina	—	4,238,230	—
South Dakota	—	1,782,402	—
Tennessee	—	11,221,991	—
Texas	—	84,465,938	—
Utah	—	1,031,280	—
Vermont	—	1,146,332	—
Virgin Islands	—	577,493	—
Virginia	—	16,195,675	—
Washington	—	13,289,757	—
West Virginia	—	885,499	—
Wisconsin	—	10,307,990	—
Wyoming	—	543,120	—

Total	$—	$830,077,251	$448,800

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Notes to Schedule of Investments (unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the tables following each Schedule of Investments.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price is based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund may invest in variable rate securities including securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 4

By (Signature and Title)*	/s/ Deborah A. Docs Deborah A. Docs Secretary of the Fund

Date         March 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker Stuart S. Parker President and Principal Executive Officer

Date         March 22, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam M. Sadiq Peshimam Treasurer and Principal Financial and Accounting Officer

Date         March 22, 2017

*	Print the name and title of each signing officer under his or her signature.